Property and equipment	9 Months Ended
Oct. 31, 2011
Property and equipment [Text Block]

NOTE 4 – Property and equipment

The balances of our major classes of depreciable assets are:

	October 31, 2011	January 31, 2011
Geology equipment	$346,977	$327,105
Vehicles and transportation equipment	50,180	50,180
Office furniture and equipment	83,513	74,572
	480,670	451,857
Less: Accumulated depreciation	(336,608)	(288,706)